Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
	United States Treasury Note/Bond	6.250%	5/15/30	3,047	4,274
	United States Treasury Note/Bond	4.500%	2/15/36	22,412	30,046
	United States Treasury Note/Bond	4.750%	2/15/37	15,155	20,999
	United States Treasury Note/Bond	5.000%	5/15/37	17,256	24,563
	United States Treasury Note/Bond	4.375%	2/15/38	13,820	18,536
	United States Treasury Note/Bond	4.500%	5/15/38	18,666	25,409
	United States Treasury Note/Bond	3.500%	2/15/39	46,675	56,761
	United States Treasury Note/Bond	4.250%	5/15/39	29,037	38,651
	United States Treasury Note/Bond	4.500%	8/15/39	27,009	37,065
	United States Treasury Note/Bond	4.375%	11/15/39	51,454	69,639
	United States Treasury Note/Bond	4.625%	2/15/40	46,389	64,778
	United States Treasury Note/Bond	1.125%	5/15/40	156,370	130,300
	United States Treasury Note/Bond	4.375%	5/15/40	36,087	49,034
	United States Treasury Note/Bond	1.125%	8/15/40	196,180	162,860
	United States Treasury Note/Bond	3.875%	8/15/40	39,227	50,100
	United States Treasury Note/Bond	1.375%	11/15/40	219,788	190,597
	United States Treasury Note/Bond	4.250%	11/15/40	35,466	47,530
	United States Treasury Note/Bond	1.875%	2/15/41	180,531	170,969
	United States Treasury Note/Bond	4.750%	2/15/41	37,244	53,102
[1]	United States Treasury Note/Bond	2.250%	5/15/41	17,052	17,182
	United States Treasury Note/Bond	4.375%	5/15/41	36,433	49,726
	United States Treasury Note/Bond	3.750%	8/15/41	45,572	57,470
	United States Treasury Note/Bond	3.125%	11/15/41	41,204	47,617
	United States Treasury Note/Bond	3.125%	2/15/42	43,989	50,910
	United States Treasury Note/Bond	3.000%	5/15/42	45,241	51,328
	United States Treasury Note/Bond	2.750%	8/15/42	51,773	56,506
	United States Treasury Note/Bond	2.750%	11/15/42	75,037	81,825
	United States Treasury Note/Bond	3.125%	2/15/43	64,524	74,667
	United States Treasury Note/Bond	2.875%	5/15/43	105,422	117,315
	United States Treasury Note/Bond	3.625%	8/15/43	78,334	97,771
	United States Treasury Note/Bond	3.750%	11/15/43	79,061	100,580
	United States Treasury Note/Bond	3.625%	2/15/44	95,420	119,394
	United States Treasury Note/Bond	3.375%	5/15/44	89,948	108,486
	United States Treasury Note/Bond	3.125%	8/15/44	99,181	115,081
	United States Treasury Note/Bond	3.000%	11/15/44	90,908	103,351
	United States Treasury Note/Bond	2.500%	2/15/45	121,288	126,443
	United States Treasury Note/Bond	3.000%	5/15/45	67,694	77,023
	United States Treasury Note/Bond	2.875%	8/15/45	88,927	99,126
	United States Treasury Note/Bond	3.000%	11/15/45	33,736	38,448
	United States Treasury Note/Bond	2.500%	2/15/46	86,506	90,128
	United States Treasury Note/Bond	2.500%	5/15/46	18,090	18,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	8/15/46	116,944	116,158
	United States Treasury Note/Bond	2.875%	11/15/46	98,258	109,758
	United States Treasury Note/Bond	3.000%	2/15/47	89,596	102,461
	United States Treasury Note/Bond	3.000%	5/15/47	92,237	105,526
	United States Treasury Note/Bond	2.750%	8/15/47	99,045	108,299
	United States Treasury Note/Bond	2.750%	11/15/47	109,470	119,681
	United States Treasury Note/Bond	3.000%	2/15/48	112,852	129,268
	United States Treasury Note/Bond	3.125%	5/15/48	124,902	146,389
	United States Treasury Note/Bond	3.000%	8/15/48	126,127	144,672
	United States Treasury Note/Bond	3.375%	11/15/48	134,582	165,199
	United States Treasury Note/Bond	3.000%	2/15/49	141,425	162,550
	United States Treasury Note/Bond	2.875%	5/15/49	145,789	163,853
	United States Treasury Note/Bond	2.250%	8/15/49	148,800	147,452
	United States Treasury Note/Bond	2.375%	11/15/49	164,201	167,229
	United States Treasury Note/Bond	2.000%	2/15/50	193,302	181,312
	United States Treasury Note/Bond	1.250%	5/15/50	182,038	141,279
	United States Treasury Note/Bond	1.375%	8/15/50	224,463	179,991
	United States Treasury Note/Bond	1.625%	11/15/50	237,479	203,193
	United States Treasury Note/Bond	1.875%	2/15/51	189,567	172,535
	United States Treasury Note/Bond	2.375%	5/15/51	44,910	45,836
Total U.S. Government and Agency Obligations (Cost $6,143,771)					5,757,081
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2]	Vanguard Market Liquidity Fund (Cost $28,190)	0.055%		281,904	28,190
Total Investments (100.0%) (Cost $6,171,961)					5,785,271
Other Assets and Liabilities—Net (0.0%)					(1,961)
Net Assets (100%)					5,783,310
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at May 31, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,757,081	—	5,757,081
Temporary Cash Investments	28,190	—	—	28,190
Total	28,190	5,757,081	—	5,785,271